Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)					12 Months Ended				12 Months Ended
	Dec. 31, 2002 Preferred stock par value at $1.50	Dec. 31, 2002 Preferred stock par value at $10.00	Dec. 31, 2003 Common Stock Selling price at $0.40	Dec. 31, 2003 Common Stock Selling price at $1.00	Dec. 31, 2009 Series A Preferred Stock	Dec. 31, 2009 Series B Preferred Stock	Dec. 31, 2004 Common Stock Selling price at $1.50	Dec. 31, 2006 Common Stock Selling price at $2.75	Dec. 31, 2010 Series E Preferred Stock	Dec. 31, 2010 Series F Preferred Stock	Dec. 31, 2011 Common Stock Issue One	Dec. 31, 2011 Common Stock Issue Two	Dec. 31, 2009 Series C Preferred Stock	Dec. 31, 2009 Series D Preferred Stock	Dec. 31, 2000 Cumulative convertible preferred stock, series A through C	Dec. 31, 1997 Common stock	Dec. 31, 2003 Common stock Common Stock Selling price at $0.40	Dec. 31, 2003 Common stock Common Stock Selling price at $1.00	Dec. 31, 2003 Additional paid-in capital Common Stock Selling price at $0.40	Dec. 31, 2003 Additional paid-in capital Common Stock Selling price at $1.00
Sale price per share	$ 1.50	$ 10.00	$ 0.40	$ 1.00			$ 1.50	$ 2.75									$ 0.40	$ 1.00	$ 0.40	$ 1.00
Sale of stock for Common stock, Preferred stock, Series A, B, C, D, E, F Preferred Stock, offering costs					$ 389,125	$ 247,643			$ 2,162,787	$ 1,655,234	$ 1,548,123	$ 1,355,196	$ 143,885	$ 1,327,664	$ 76,500	$ 9,976